Item 1  Schedule of Investments


 T. Rowe Price Tax-Free Short-Intermediate Fund
 Unaudited                                                    May 31, 2005

 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 ALABAMA 2.4%
 Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08
 (MBIA Insured)                                        5,000         5,271

 Huntsville Solid Waste Disposal Auth., 5.75%, 10/1/05
 (MBIA Insured) #                                      985           994

 Jefferson County Sewer, 5.50%, 2/1/40 (Prerefunded
 2/1/11+) (FGIC Insured)                               6,405         7,212

 Total Alabama (Cost $13,131)                                        13,477

 ALASKA 0.7%
 Alaska HFC, Single Family, 5.35%, 12/1/07 #           1,580         1,639

 Alaska Student Loan Corp., 5.50%, 7/1/05
 (AMBAC Insured) #                                     2,500         2,505

 Total Alaska (Cost $4,078)                                          4,144

 ARIZONA 2.9%
 Arizona School Fac. Board, 5.50%, 7/1/13              1,910         2,133

 Arizona Transportation Board, 5.00%, 7/1/10           3,290         3,579

 Salt River Agricultural Improvement & Power
 5.00%, 1/1/08                                         2,625         2,763

 5.00%, 1/1/09                                         5,000         5,342

 5.75%, 1/1/08                                         2,000         2,142

 Total Arizona (Cost $15,679)                                        15,959

 CALIFORNIA 9.8%
 California, Economic Recovery, 5.00%, 7/1/23
 (Tender 7/1/07)                                       4,280         4,451

 California, GO
 5.00%, 6/1/07                                         1,475         1,533

 5.00%, 2/1/08                                         3,590         3,772

 5.00%, 2/1/09                                         2,600         2,771

 5.00%, 2/1/11                                         2,500         2,715

 5.75%, 10/1/09                                        1,520         1,678

 Economic Recovery, 5.25%, 1/1/11                      4,500         4,968

 California Dept. of Water Resources
 Power Supply
 5.25%, 5/1/09 (MBIA Insured)                          5,475         5,917

 5.50%, 5/1/10                                         3,000         3,301

 5.50%, 5/1/11                                         675           752

 California Public Works Board
 Dept. of Corrections, 5.00%, 6/1/07                   3,000         3,116

 Dept. of Mental Health, 5.00%, 6/1/07                 6,000         6,231

 California Statewide CDA, Kaiser Permanente
 3.70%, 11/1/29 (Tender 6/1/05)                        2,000         2,001

 California Univ. Trustees, 5.00%, 11/1/17
 (AMBAC Insured)                                       3,600         3,967

 San Francisco City & County, GO, 5.00%, 6/15/06
 (MBIA Insured)                                        1,125         1,152

 Santa Clara Valley Transit Dist.
 Sales Tax A, 5.00%, 4/1/36 (Tender 10/2/06)
 (AMBAC Insured)                                       2,310         2,375

 Sales Tax B, 5.50%, 4/1/36 (Tender 10/2/06)
 (AMBAC Insured)                                       3,000         3,102

 Total California (Cost $53,698)                                     53,802

 COLORADO 1.6%
 Colorado DOT, RAN, 5.75%, 6/15/07 (AMBAC Insured)     4,950         5,229

 Denver City & County Airport, 5.75%, 11/15/07
 (AMBAC Insured) #                                     3,320         3,522

 Total Colorado (Cost $8,810)                                        8,751

 CONNECTICUT 1.5%
 Connecticut, GO, 5.25%, 6/15/09                       1,800         1,952

 Connecticut, Special Tax Obligation, 5.375%, 10/1/12
 (FSA Insured)                                         2,500         2,797

 Mashantucket (Western) Pequot Tribe, 144A
 6.50%, 9/1/06                                         3,185         3,288

 Mohegan Tribe Indians, 5.50%, 1/1/06                  450           456

 Total Connecticut (Cost $8,367)                                     8,493

 DISTRICT OF COLUMBIA 4.5%
 District of Columbia, GO
 5.00%, 6/1/06 (AMBAC Insured)                         5,430         5,542

 5.00%, 6/1/07 (AMBAC Insured)                         5,000         5,197

 5.50%, 6/1/08 (FSA Insured)                           2,235         2,394

 Metropolitan Washington D.C. Airports Auth.
 5.00%, 10/1/08 (FSA Insured) #                        4,000         4,219

 5.50%, 10/1/05 #                                      2,000         2,015

 5.50%, 10/1/07 (FGIC Insured) #                       4,000         4,211

 5.50%, 10/1/12 (FGIC Insured) #                       965           1,073

 Total District of Columbia (Cost $24,704)                           24,651

 FLORIDA 8.7%
 Broward County
 Port Fac., 5.375%, 9/1/10 (MBIA Insured) #            3,000         3,192

 Resource Recovery, 5.00%, 12/1/05                     4,650         4,697

 Broward County Airport
 5.00%, 10/1/05 (FGIC Insured)                         2,630         2,648

 5.00%, 10/1/07 (FGIC Insured)                         1,900         1,986

 Collier County, Gas Tax, 5.00%, 6/1/09 (AMBAC Insured)2,000         2,150

 Fishhawk Community Dev. Dist. II, 5.125%, 11/1/09     1,500         1,524

 Florida Board of Ed., Ed. Lottery, 5.50%, 7/1/08
 (FGIC Insured)                                        5,185         5,578

 Florida Board of Ed., GO, Capital Outlay
 5.00%, 6/1/06                                         1,000         1,022

 Florida Dept. of Environmental Protection
 5.00%, 7/1/06 (FGIC Insured)                          3,000         3,070

 Florida Dept. of Natural Resources
 Documentary Stamp Tax
 5.00%, 7/1/12 (AMBAC Insured)                         4,000         4,194

 6.00%, 7/1/09 (AMBAC Insured)                         5,000         5,562

 Hillsborough County Aviation Auth., Tampa Airport
 5.50%, 10/1/09 (MBIA Insured) #                       1,985         2,157

 Jacksonville Electric Auth., Johns River Power Park
 5.00%, 10/1/09 (AMBAC Insured)                        7,250         7,822

 Kissimmee Utility Auth., 5.25%, 10/1/09 (FSA Insured) 870           947

 Volusia County School Dist., GO, 5.00%, 8/1/06
 (FGIC Insured)                                        1,400         1,435

 Total Florida (Cost $47,920)                                        47,984

 GEORGIA 2.4%
 Atlanta Airport, 5.25%, 1/1/11 (FSA Insured) #        2,675         2,904

 Hall County, GO, 5.00%, 10/1/06 (FSA Insured)         3,545         3,644

 Savannah Economic Dev. Auth., College of Art & Design
 6.90%, 10/1/29 (Prerefunded 10/1/09+)                 5,880         6,793

 Total Georgia (Cost $13,415)                                        13,341

 HAWAII 1.2%
 Hawaii, GO, 5.25%, 9/1/09 (FSA Insured)               3,400         3,694

 Honolulu, 5.60%, 4/1/07 (Escrowed to Maturity)        2,995         3,139

 Total Hawaii (Cost $6,905)                                          6,833

 ILLINOIS 1.4%
 Chicago, GO, Neighborhoods Alive, 5.00%, 1/1/09
 (MBIA Insured)                                        1,350         1,439

 Illinois, GO
 5.25%, 4/1/06                                         3,000         3,059

 5.50%, 8/1/16 (MBIA Insured)                          1,650         1,844

 Southwestern Dev. Auth.
 Anderson Hosp.
 5.25%, 8/15/05                                        485           487

 5.25%, 8/15/06                                        510           520

 5.50%, 8/15/07                                        535           556

 Total Illinois (Cost $7,808)                                        7,905

 INDIANA 0.8%
 Indiana HFFA, Ascension Health, 5.00%, 11/1/07        4,150         4,330

 Total Indiana (Cost $4,352)                                         4,330

 KANSAS 1.7%
 Kansas DOT
 5.40%, 3/1/08                                         1,835         1,955

 5.40%, 3/1/08 (Escrowed to Maturity)                  3,015         3,212

 5.50%, 9/1/08                                         3,205         3,458

 5.50%, 9/1/08 (Escrowed to Maturity)                  795           857

 Total Kansas (Cost $9,419)                                          9,482

 KENTUCKY 0.6%
 Kenton County Airport
 5.00%, 3/1/08 (MBIA Insured) #                        1,785         1,868

 5.00%, 3/1/09 (MBIA Insured) #                        1,250         1,323

 Total Kentucky (Cost $3,203)                                        3,191

 LOUISIANA 3.5%
 Louisiana, GO
 5.00%, 8/1/08 (MBIA Insured)                          5,480         5,821

 5.00%, 8/1/09 (MBIA Insured)                          5,505         5,928

 5.50%, 4/15/07 (AMBAC Insured)                        7,000         7,332

 Total Louisiana (Cost $18,974)                                      19,081

 MARYLAND 6.7%
 Anne Arundel County, GO, 5.00%, 3/1/12 #              4,750         5,257

 Maryland, GO, State & Local Fac.
 5.00%, 7/15/06                                        1,500         1,537

 5.25%, 7/15/06                                        8,000         8,219

 Maryland DOT
 5.50%, 9/1/06                                         1,265         1,307

 5.50%, 2/1/09                                         7,370         8,026

 Maryland Economic Dev. Corp., Maryland Aviation
 Administration, 5.00%, 6/1/09 (FSA Insured) #         3,250         3,468

 Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/12      1,000         1,084

 Northeast Maryland Waste Disposal Auth., Solid Waste
 5.50%, 4/1/11 (AMBAC Insured) #                       6,000         6,616

 Northeast Maryland Waste Disposal Auth., IDRB
 Waste Management, 4.75%, 1/1/12 #                     1,000         1,021

 Westminster, Carroll Lutheran Village
 VRDN (Currently 2.93%)                                300           300

 Total Maryland (Cost $36,103)                                       36,835

 MASSACHUSETTS 1.9%
 Massachusetts, GO, 5.00%, 8/1/07                      2,150         2,243

 Massachusetts Municipal Wholesale Electric
 Power Supply, 5.00%, 7/1/07 (MBIA Insured)            7,995         8,324

 Total Massachusetts (Cost $10,819)                                  10,567

 MICHIGAN 2.0%
 Michigan, Comprehensive Transportation Fund
 5.25%, 5/15/07 (FSA Insured)                          1,240         1,295

 Michigan Building Auth., 5.00%, 10/15/06
 (MBIA Insured)                                        1,000         1,028

 Michigan Public Power Agency, Belle River
 5.25%, 1/1/08 (MBIA Insured)                          5,130         5,425

 Wayne County Charter Airport, 5.25%, 12/1/11
 (MBIA Insured) #                                      3,000         3,199

 Total Michigan (Cost $10,991)                                       10,947

 MINNESOTA 1.2%
 Minneapolis-St. Paul Metropolitan Airport Commission
 5.50%, 1/1/10 (FGIC Insured) #                        3,305         3,594

 Minnesota, GO, 5.25%, 8/1/09                          2,575         2,803

 Total Minnesota (Cost $6,267)                                       6,397

 MISSOURI 0.1%
 Missouri Highway & Transportation Commission
 5.00%, 2/1/08                                         500           527

 Total Missouri (Cost $533)                                          527

 NEBRASKA 0.8%
 Omaha Public Power Dist., 5.40%, 2/1/06               800           814

 Univ. of Nebraska Fac. Corp., 5.25%, 7/15/06          3,720         3,818

 Total Nebraska (Cost $4,546)                                        4,632

 NEVADA 0.7%
 Clark County Airport
 5.00%, 7/1/06 (AMBAC Insured) #                       200           204

 5.00%, 7/1/07 (AMBAC Insured) #                       1,200         1,245

 Clark County IDRB, PCR, Southwest Gas, 5.80%, 3/1/38
 (Tender 3/1/13) #                                     2,300         2,479

 Total Nevada (Cost $3,765)                                          3,928

 NEW HAMPSHIRE 0.4%
 New Hampshire HEFA, Elliot Hospital, 4.25%, 10/1/08   2,245         2,270

 Total New Hampshire (Cost $2,296)                                   2,270

 NEW JERSEY 2.9%
 New Jersey, GO, 5.25%, 3/1/08                         1,040         1,103

 New Jersey Economic Dev. Auth., Cigarette Tax
 5.00%, 6/15/08                                        2,500         2,637

 New Jersey Transit Corp., 5.50%, 2/1/06
 (AMBAC Insured)                                       5,000         5,087

 New Jersey Transportation Trust Fund Auth.
 5.75%, 6/15/11 (Escrowed to Maturity)                 2,350         2,676

 6.00%, 6/15/07 (Escrowed to Maturity)                 4,000         4,244

 Total New Jersey (Cost $15,311)                                     15,747

 NEW MEXICO 1.3%
 Bernalillo County, 5.75%, 4/1/26
 (Prerefunded 4/1/06+)                                 5,000         5,120

 New Mexico Ed. Assistance Foundation, 5.50%, 11/1/10 #1,750         1,807

 Total New Mexico (Cost $6,710)                                      6,927

 NEW YORK 10.2%
 Long Island Power Auth., 5.00%, 12/1/06               4,000         4,120

 Metropolitan Transportation Auth., Commuter Fac.
 5.375%, 7/1/27 (Prerefunded 7/1/09+)                  5,000         5,463

 New York City, GO
 5.00%, 8/1/06                                         4,000         4,097

 5.00%, 8/1/07                                         5,000         5,214

 5.25%, 8/1/10                                         4,245         4,624

 5.25%, 8/1/11                                         1,200         1,317

 New York City Transitional Fin. Auth.
 5.00%, 2/1/10                                         4,850         5,246

 5.00%, 11/1/14                                        5,000         5,566

 New York State Thruway Auth., Highway & Bridge
 5.25%, 4/1/10 (MBIA Insured)                          5,000         5,480

 New York State Urban Dev. Corp., Corrections & Youth
Fac., 5.25%, 1/1/21 (Tender 1/1/09)                    4,820         5,134

 Tobacco Settlement Fin. Corp.
 5.00%, 6/1/06                                         5,210         5,324

 5.00%, 6/1/08                                         1,700         1,793

 5.25%, 6/1/13                                         2,500         2,643

 Total New York (Cost $55,686)                                       56,021

 NORTH CAROLINA 0.5%
 North Carolina Eastern Municipal Power Agency
 7.00%, 1/1/08                                         2,485         2,702

 Total North Carolina (Cost $2,644)                                  2,702

 OHIO 2.0%
 Cuyahoga County, GO, 5.50%, 11/15/05                  1,400         1,417

 Ohio Building Auth, Adult Correction Fac.
 5.00%, 10/1/10 (MBIA Insured)                         7,300         7,956

 Steubenville Hosp. Fac.
 Trinity Health
 5.55%, 10/1/05                                        630           635

 5.60%, 10/1/06                                        730           754

 Total Ohio (Cost $10,740)                                           10,762

 OKLAHOMA 0.5%
 Oklahoma Capital Improvement Auth., State Highway
 5.00%, 6/1/10 (MBIA Insured)                          1,060         1,153

 Oklahoma Transportation Auth., 5.25%, 1/1/07
 (AMBAC Insured)                                       1,780         1,847

 Total Oklahoma (Cost $2,997)                                        3,000

 PENNSYLVANIA 5.7%
 Pennsylvania, GO
 5.00%, 9/15/06 ++                                     6,000         6,163

 5.00%, 2/1/07                                         5,250         5,432

 5.00%, 7/1/13 (FGIC Insured)                          4,000         4,449

 5.25%, 2/1/12 (MBIA Insured)                          5,300         5,928

 6.00%, 7/1/09                                         4,375         4,872

 Philadelphia Auth. for Ind. Dev., Philadelphia Airport
 5.25%, 7/1/08 (FGIC Insured) #                        3,000         3,186

 Philadelphia Hosp. & Higher Ed. Facs., Childrens
 Hosp. of Philadelphia VRDN (Currently 2.98%)          1,300         1,300

 Total Pennsylvania (Cost $31,009)                                   31,330

 PUERTO RICO 3.1%
 Puerto Rico, GO, 5.00%, 7/1/28 (MBIA Insured)         8,000         8,467

 Puerto Rico Electric Power Auth., 5.00%, 7/1/06       2,870         2,930

 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (Tender 2/1/12) (MBIA Insured)                        5,000         5,554

 Total Puerto Rico (Cost $16,828)                                    16,951

 SOUTH CAROLINA 1.8%
 South Carolina, GO, School Fac., 5.00%, 7/1/10        3,525         3,848

 South Carolina Public Service Auth.
 5.00%, 1/1/09 (FSA Insured)                           4,000         4,271

 6.50%, 1/1/06 (Escrowed to Maturity) (FGIC Insured)   1,800         1,838

 Total South Carolina (Cost $9,936)                                  9,957

 SOUTH DAKOTA 0.6%
 South Dakota HEFA, Sioux Valley Hosp.
 VRDN (Currently 4.85%) (Tender 5/1/06)                3,110         3,154

 Total South Dakota (Cost $3,195)                                    3,154

 TEXAS 7.4%
 Brazos River Auth., TXU Energy, 5.75%, 5/1/36
 (Tender 11/1/11) #                                    2,520         2,701

 Brazos River Harbor Navigation Dist. IDRB
 Dow Chemical, 4.95%, 5/15/33 (Tender 5/15/07) #       1,500         1,547

 Dallas, GO, 4.00%, 2/15/06                            2,500         2,521

 Dallas / Fort Worth Airport
 5.625%, 11/1/12 (FGIC Insured) #                      5,000         5,531

 6.10%, 11/1/20 (FGIC Insured) #                       3,500         3,842

 Fort Worth, GO, 5.00%, 3/1/06                         1,000         1,016

 Gulf Coast Waste Disposal Auth., Waste Management
 3.20%, 4/1/12 (Tender 5/1/06) #                       3,300         3,276

 Harris County Health Fac. Dev. Corp.
 St. Lukes Episcopal Hosp.
 5.50%, 2/15/11                                        2,140         2,345

 5.50%, 2/15/12                                        2,000         2,194

 Texas Childrens Hosp., VRDN (Currently 2.98%)
 (MBIA Insured)                                        1,200         1,200

 Lower Colorado River Auth., 6.00%, 5/15/07
 (FSA Insured)                                         5,000         5,289

 San Antonio, 5.00%, 8/1/10 (Escrowed to Maturity)     105           114

 San Antonio, GO, 5.00%, 8/1/10                        5,745         6,227

 San Antonio Electric & Gas, 5.00%, 2/1/07             1,535         1,587

 Tomball Hosp. Auth., 5.50%, 7/1/05                    1,300         1,301

 Total Texas (Cost $39,474)                                          40,691

 VIRGINIA 4.1%
 Arlington County IDA
 Virginia Hosp. Center
 5.50%, 7/1/09                                         3,200         3,467

 5.50%, 7/1/12                                         3,760         4,162

 Charles City County IDA, IDRB
 Waste Management
 4.875%, 2/1/09 #                                      750           775

 6.25%, 4/1/27 (Tender 4/1/12) #                       750           836

 Fairfax County, GO, 5.50%, 12/1/05                    2,100         2,129

 Virginia Beach, GO, Public Improvement, 5.25%, 3/1/09 1,870         2,020

 Virginia College Building Auth., Public Higher Ed.
 Fin. Program, 5.00%, 9/1/16                           1,310         1,446

 Virginia HDA, Single Family, 4.30%, 7/1/08
 (MBIA Insured)                                        2,900         2,989

 Virginia Port Auth., 5.50%, 7/1/07 #                  4,500         4,733

 Total Virginia (Cost $21,922)                                       22,557

 WASHINGTON 0.6%
 King County, GO, 5.25%, 12/1/07                       3,195         3,373

 Total Washington (Cost $3,234)                                      3,373

 WEST VIRGINIA 0.4%
 West Virginia Hosp. Fin. Auth.
 Charleston Medical Center
 5.90%, 9/1/06                                         225           232

 5.90%, 9/1/06 (Escrowed to Maturity)                  930           962

 6.50%, 9/1/05                                         160           161

 6.50%, 9/1/05 (Escrowed to Maturity)                  655           661

 Total West Virginia (Cost $1,970)                                   2,016

 WISCONSIN 1.0%
 Franklin Solid Waste Disp. IDRB, Waste Management
 3.625%, 4/1/16 (Tender 5/1/06) #                      3,000         2,993

 Wisconsin HEFA
 Froedert & Community Health Obligation
 5.50%, 10/1/07                                        1,000         1,045

 5.50%, 10/1/08                                        1,250         1,326

 Total Wisconsin (Cost $5,319)                                       5,364

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (33)

 Total Futures Contracts                                             (33)

 Total Investments in Securities
 99.6% of Net Assets (Cost $542,758)                   $             548,046


 (1)     Denominated in U.S. dollars unless otherwise noted
 #       Interest subject to alternative minimum tax
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2005.
 +       Used in determining portfolio maturity
 144A    Security was purchased pursuant to Rule 144A under the Securities
         Act of 1933 and may be resold in transactions exempt from
         registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $3,288 and represents 0.6% of net assets
 AMBAC   AMBAC Assurance Corp.
 CDA     Community Development Administration
 DOT     Department of Transportation
 FGIC    Financial Guaranty Insurance Company
 FSA     Financial Security Assurance Inc.
 GO      General Obligation
 HDA     Housing Development Authority
 HEFA    Health & Educational Facility Authority
 HFC     Housing Finance Corp.
 HFFA    Health Facility Financing Authority
 HHEFA   Health & Higher Educational Facility Authority
 IDA     Industrial Development Authority/Agency
 IDRB    Industrial Development Revenue Bond
 MBIA    MBIA Insurance Corp.
 PCR     Pollution Control Revenue
 RAN     Revenue Anticipation Note
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end


 (2) Open Futures Contracts at May 31, 2005 were as follows:
 ($ 000s)
                                                    Contract      Unrealized
                                     Expiration      Value         Gain (Loss)
 Short, 75 U.S. Treasury ten year
 contracts, $100 par of 5.00%
 Pennsylvania, GO, Bonds pledged
 as initial margin                      9/05     $   (8,495)         $ (42)

 Net payments (receipts) of variation
 margin to date                                                         9

 Variation margin receivable (payable)
 on open futures contracts                                           $ (33)



 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Tax-Free Short-Intermediate Fund

Unaudited                                                         May 31, 2005
Notes To Portfolio of Investments


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2005, the cost of investments for federal income tax purposes was $542,640,000. Net unrealized gain aggregated $5,397,000 at period-end, of which $7,533,000 related to appreciated investments and $2,136,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                 SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     July 22, 2005

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